Transactions with Related Parties - Additional Information (Detail)													6 Months Ended	12 Months Ended
	Dec. 15, 2025 USD ($)	Aug. 08, 2025 USD ($)	Jan. 10, 2025 USD ($)	Sep. 20, 2024 USD ($)	Aug. 24, 2024 USD ($)	May 17, 2024 USD ($)	Sep. 05, 2023 USD ($)	Jul. 14, 2023 USD ($)	Jul. 07, 2023 USD ($)	Jun. 21, 2023 USD ($) $ / shares shares	Feb. 14, 2023 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Payable to related parties														$ 3,038,447	$ 18,725,514
Preferred Stock, Shares Outstanding | shares														811,878	811,878
Preferred stock par or stated value per share | $ / shares														$ 0.01
Vessel Cost, Disposal															$ 43,043,220
Proceeds from sale of property, plant, and equipment														$ 0	41,153,578	$ 3,865,890
Interest income, operating														0	1,636,640	1,363,360
Net gain on sale of vessel – related party														0	(1,589,702)	0
Percentage Of Number Of Vote Eligible To Cast										49.99%
Accounts Payable, Current														5,959,924	5,243,872
Other Liabilities, Current														3,038,447	18,725,514
Liabilities, Current														16,593,682	28,837,393
Percentage of Amount of Previous Owner in Vessels Acquirement				50
Stealth Berana [Member]
Related Party Transaction [Line Items]
Net gain on sale of vessel – related party															$ 8,182,777
Handysize Drybulk Vessel [Member]
Related Party Transaction [Line Items]
Percentage Of Payment In Cash					$ 10
Cash Paid For Plant And Equipment					1,550,000
Accounts Payable, Current					13,950,000
Property, Plant, and Equipment, Fair Value Disclosure					14,700,000
Remaining Purchase Price					13,150,000
Clean Imperial Tanker Vessel [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment			$ 23,350,000
Payments to Acquire Property, Plant, and Equipment			23,350,000
Accounts Payable, Current			23,972,145
Property, Plant, and Equipment, Fair Value Disclosure			23,550,000
Amount Of Financing Component			422,145
Remaining Purchase Price			23,550,000
Amount Represent Previous Owner In Vessels Acquirement			$ 622,145
Percentage of Amount of Previous Owner in Vessels Acquirement			50
Seven Japanese Built Bulkers [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment				$ 129,000,000
Payments to Acquire Property, Plant, and Equipment				129,000,000
Accounts Payable, Current				129,475,947
Property, Plant, and Equipment, Fair Value Disclosure				128,005,000
Amount Of Financing Component				1,470,947
Remaining Purchase Price				128,005,000
Amount Represent Previous Owner In Vessels Acquirement				475,947
Three Drybulk Carriers [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment		$ 51,600,000
Payments to Acquire Property, Plant, and Equipment		$ 51,600,000
Percentage Of Total Consideration Received In Equity Interests		10.00%
Three Handysize Drybulk Carriers [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment	$ 77,910,000
Payments to Acquire Property, Plant, and Equipment	$ 77,910,000
Series A Perpetual Convertible Preferred Shares [Member]
Related Party Transaction [Line Items]
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure														$ 12,636,000
Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member]
Related Party Transaction [Line Items]
Dividends payable, amount per share | $ / shares										$ 25
Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member] | Preferred Stock [Member]
Related Party Transaction [Line Items]
Dividends payable, nature														15th day of January, April, July and October in each year
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred Stock, Shares Outstanding | shares														795,878	795,878
Preferred stock par or stated value per share | $ / shares														$ 0.01	$ 0.01
Series A Preferred Stock [Member] | Fair Value, Inputs, Level 2 [Member] | Valuation, Income Approach [Member]
Related Party Transaction [Line Items]
Aggregate value of investment														$ 12,636,000
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment							$ 71,000,000
Payments to Acquire Property, Plant, and Equipment							$ 71,000,000
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Handysize Drybulk Vessel [Member]
Related Party Transaction [Line Items]
Payable to related parties					13,150,000
Payments to acquire property, plant, and equipment						$ 15,500,000
Payments to Acquire Property, Plant, and Equipment						15,500,000
Other Liabilities, Current					13,150,000
Amount Of Financing Component					$ 800,000
Interest Expense														417,949	$ 382,051	0
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Tanker Vessel [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment						23,350,000
Payments to Acquire Property, Plant, and Equipment						$ 23,350,000
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Clean Imperial Tanker Vessel [Member]
Related Party Transaction [Line Items]
Payable to related parties			$ 23,550,000
Other Liabilities, Current			$ 23,550,000
Interest Expense														422,145	0	0
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Seven Japanese Built Bulkers [Member]
Related Party Transaction [Line Items]
Payable to related parties				128,005,000
Other Liabilities, Current				$ 128,005,000
Interest Expense														1,470,947	0	0
C3is Inc [Member]
Related Party Transaction [Line Items]
Equity security measured at fair value														12,990,167	12,798,500
Accrued dividends														354,167	162,500
C3is Inc [Member] | Stealth Berana [Member]
Related Party Transaction [Line Items]
Vessel Cost, Disposal									$ 43,000,000
Percentage of total consideration received in cash									10.00%
Proceeds from sale of property, plant, and equipment									$ 4,300,000
Accounts receivable, after allowance for credit loss								$ 38,700,000
Interest income, operating													$ 1,363,360	0	1,636,640
Fair Value Of Remaining Selling Price								35,700,000
Fair Value Of Remaining Selling Price Including Financing Component								38,700,000
Receivable with Imputed Interest, Discount								$ 3,000,000
C3is Inc [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member]
Related Party Transaction [Line Items]
Dividend income from related party										$ 404,167				760,417	762,500
C3is Inc [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member] | Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred Stock, Shares Outstanding | shares										600,000
Preferred stock par or stated value per share | $ / shares										$ 0.01
Number of days after when the stock are eligible to convert to shares										90 days
Conversion price equal to volume weighted average price per share										150.00%
Preferred Stock, Dividend Rate, Percentage										5.00%
Related Party [Member]
Related Party Transaction [Line Items]
Payable to related parties														3,038,447	4,531,928
Other Liabilities, Current														3,038,447	4,531,928
Glorieuse and Eco Wildfire [Member]
Related Party Transaction [Line Items]
Total consideration											$ 35,500,000
Glorieuse [Member]
Related Party Transaction [Line Items]
Aggregate purchase price , Cash											8,500,000
Total consideration											18,500,000
Glorieuse [Member] | Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Asset acquisition, equity interest issued and issuable											$ 13,875
Management fees [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction														2,574,440	1,672,440	1,606,440
Brokerage commissions [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction														$ 1,973,331	1,856,361	2,253,979
Related party transaction, brokerage commission per vessel														1.25%
Superintendent fees [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction														$ 43,000	18,000	57,000
Related party transaction, additional amounts of transaction														500
Crew management fees [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction														480,000	310,000	289,583
Crew management fees [Member] | Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction												$ 2,500
Commissions – vessels purchased [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction														$ 1,523,500	865,000	$ 355,000
Commissions – vessels purchased [Member] | Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Commission as a percentage of sale price of vessels														1.00%
Eco Dry VenturesInc [Member]
Related Party Transaction [Line Items]
Accounts Payable, Current															661,535
Liabilities, Current														$ 0	14,193,586
Interest Accrued															$ 382,051
Maximum [Member] | Management fees [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction														$ 440